LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LEASES
Operating Lease assets and lease Liabilities
(in thousands)
September 30,
2022
Operating lease assets	$147
Operating lease liabilities	$147

(in thousands)
December 31,
2021
Operating lease assets	$204
Operating lease liabilities	$204

Scheduled maturities of lease liability
(in thousands)
Operating Leases
2022 (Remaining)	$27
2023	107
2024	36
Total lease payments	170
Less: discount	(23)
Total operating lease liabilities	$147

(in thousands)
Operating
Leases
2022	107
2023	107
2024	36
Total lease payments	250
Less: discount	(46)
Total operating lease liabilities	$204

Weighted average Reamining lease Term
September 30,
2022
Remaining lease term (years)	1.6
Discount rate	17.5%

December 31,
2021
Remaining lease term (years)	2.3
Discount rate	17.5%